Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
INVENTORY
INVENTORY

Inventory consisted of the following:

	March 31, 2015	December 31, 2014
	(In thousands)
Component parts (1)	$136	$76
Work-in-process (2)	849	219
Finished goods	1,234	1,972
Total inventory	2,219	2,267
Inventory reserve	(167)	(533)
Inventory — net	$2,052	$1,734

(1) Component parts inventory consisted of manufactured components of the ILUVIEN applicator.
(2) Work-in-process consisted of completed units of ILUVIEN that are undergoing, but have not completed, quality assurance testing as required by regulatory authorities.

INVENTORY

Inventory consisted of the following:

	December 31,
	2014	2013
	(In thousands)
Component parts (1)	$76	$266
Work-in-process (2)	219	587
Finished goods	1,972	1,343
Total inventory	2,267	2,196
Inventory reserve	(533)	(410)
Inventory — net	$1,734	$1,786

(1) Component parts inventory consisted of manufactured components of the ILUVIEN applicator.
(2) Work-in-process consisted of completed units of ILUVIEN that are undergoing, but have not completed, quality assurance testing as required by U.S. or EU regulatory authorities.